Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

	Fair value measurements at reporting date using
	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Time deposit	372,150	—	372,150	—
Held-to-maturity security	6,943	—	—	6,943

Total	379,093	—	372,150	6,943

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2015 (in thousands):

	Fair value measurements at reporting date using
	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Time deposit	167,078	—	167,078	—

Total	167,078	—	167,078	—